UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                ------------------------------

Check here if Amendment (     ) ;   Amendment Number:
                                                      ------------------------
This Amendment    (Check only one.) : (      )       is a restatement.
                                      (      )       adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harding, Loevner Management, L.P.
           ---------------------------------------------------
Address:   50 Division Street
           ---------------------------------------------------
           Suite 401
           ---------------------------------------------------
           Somerville, NJ  08876
           ---------------------------------------------------

Form 13F File Number:   28 - 4434
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David R. Loevner
       -----------------------------------------------------------------------
Title: President of HLM Holdings, Inc., GP of Harding, Loevner Management, L.P.
       -----------------------------------------------------------------------
Phone: 908-218-7900
       -----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ David R. Loevner         Somerville, NJ             February 7, 2002
----------------------       --------------------     -------------------
(Signature)                  (City, State)            (Date)

Report Type  (Check only one.):

(  X )     13F HOLDINGS REPORT. Check here if all holdings of this
           reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(    )     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                                ---------------------

Form 13F Information Table Entry Total:         65
                                                ---------------------

Form 13F Information Table Value Total:         $336,496,823
                                                ---------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

FORM 13F                        Report for Quarter Ended December 31, 2001
Name of Reporting Manager:  HARDING, LOEVNER MANAGEMENT, L.P.
13F File No.:  28-4434
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

        Item 1:           Item 2:       Item 3:         Item 4:          Item 5:
                                                     Fair Market       Shares or
                         Title of                    -----------       ---------
   Name Of Issuer         Class         CUSIP          Value        Principal Amount
   --------------       ---------    -----------     -----------    ----------------



ALBERTA ENERGY          SPONSORED
                           ADR       012873 10 5      20,288,735         536,030
ALLIANZ                 SPONSORED
AKTIENGESELLSCHAFT         ADR       018805 10 1         413,354          17,515
ALLIED CAPITAL CORP        COM       01903Q 10 8       6,756,620         259,870
AMERICAN INTERNATIONAL     COM
GROUP                      COM       026874 10 7       5,355,689          67,452
ANGLO AMERICAN PLC      SPONSORED
                           ADR       03485P 10 2         274,428          18,162
AOL TIME WARNER            COM       00184a 10 5       3,600,015         112,150
ARACRUZ CELULOSE        SPONSORED
                        ADR CL B     038496 20 4         286,026          15,733
AUTOMATIC DATA PROCESSING  COM       053015 10 3       3,998,426          67,885
BAXTER INTL INC            COM       071813 10 9       5,145,209          95,939
BERKSHIRE HATHAWAY         CLASS A   084670 10 8       3,477,600              46
BERKSHIRE HATHAWAY         CLASS B   084670 20 7         537,825             213
BP PLC                  SPONSORED
                           ADR       055622 10 4      28,110,830         604,404
CERUS CORP                 COM       157085 10 1       2,924,340          63,920
CHINA MOBILE HONG       SPONSORED
KONG LTD                   ADR       16941M 10 9       1,279,449          73,195
COLGATE PALMOLIVE CO.      COM       194162 10 3       2,811,270          48,680
COMPANIA VALE DO RIO    SPONSORED
DOCE (CVRD)                ADR       204412 10 0      12,804,765         542,345
COMPANHIA BRASILEIRA
DE DISTRB                  ADR       20440T 20 1         202,400           9,200
DEUTSCHE TELEKOM        SPONSORED
                           ADR       251566 10 5         487,734          28,860
ELAN PLC                   ADR       284131 20 8      19,016,897         422,035
EMCORE CORP.               COM       290846 10 4         136,921          10,180
EXXON MOBILE               COM       30231G 10 2       4,007,617         101,975
FLEETBOSTON FINL CORP      COM       339030 10 8         410,223          11,239
GRUPO TELEVISA SA DE    SPONSORED
CV                         ADR       40049J 20 6      12,571,641         291,145
GULF INDONESIA RESOURCES   COM       402284 10 3          99,000          11,000
HDFC BANK LTD           SPONSORED
                           ADR       40415F 10 1         164,415          11,300
HEWLETT PACKARD CO         COM       428236 10 3         246,480          12,000
HONDA MOTOR             SPONSORED
                           ADR       438128 30 8         255,941           3,140
HSBC HOLDINGS           SPONSORED
                           ADR       404280 40 6         646,182          10,822
IMPERIAL OIL LTD ADR      COM NEW    453038 40 8      34,767,893       1,247,055
ING GROEP N V           SPONSORED
                           ADR       456837 10 3         540,812          21,250
INTEL CORP                 COM       458140 10 0       5,419,778         172,330
INTERNATIONAL BUSINESS
MACHS                      COM       459200 10 1       6,332,054          52,344
ITRON INC.                 COM       465741 10 6         348,450          11,500
JAPAN OTC EQUITY FUND      COM       471091 10 8         244,512          43,585
J P MORGAN CHASE & CO.     COM       46625H 10 0       3,078,118          84,680
JOHNSON & JOHNSON          COM       478160 10 4         236,400           4,000
KONINKLIJKE AHOLD       SPONSORED
                           ADR       500467 30 3         220,839           7,514
KONINKLIJKE PHILIPS
ELECTRONICS                COM       500472 30 3         303,355          10,421
KYOCERA                 SPONSORED
                           ADR       501556 20 3         204,194           3,060
LUXOTTICA GROUP ADR     SPONSORED
                           ADR       55068R 20 2      25,003,868       1,517,225
NOVO-NORDISK            SPONSORED
                           ADR       670100 20 5         301,953           7,530
ORACLE CORP                COM       68389X 10 5       4,940,597         357,755
PEARSON PLC             SPONSORED
                           ADR       705015 10 5       1,341,774         109,265
QUINTILES TRANSNATIONAL
CORP.                      COM       748767 10 0       2,455,577         152,710
RIO TINTO               SPONSORED
                           ADR       767204 10 0       1,068,012          13,640
R O C TAIWAN FUND       SH BEN INT   749651 10 5         269,325          56,700
ROYAL DUTCH PETE
CO ADR             NY REG GLD1.25    780257 80 4      20,072,710         409,480
ROYCE MICRO-CAP TR INC     COM       780915 10 4         328,534          31,289
SAPPI                   SPONSORED
                           ADR       803069 20 2         194,750          19,000
SCHERING PLOUGH CORP       COM       806605 10 1       4,944,645         138,080
SCHLUMBERGER               COM       806857 10 8         198,919           3,620
SILICONWARE PRECISION   SPONSORED
                           ADR       827084 86 4         120,400          28,000
SK TELECOM CO           SPONSORED
                           ADR       78440P 10 8         239,982          11,100
SMARTFORCE ADR          SPONSORED
                           ADR       83170A 20 6      11,680,020         471,920
SONY CORP               SPONSORED
                           ADR       835699 30 7       3,108,292          68,920
SUEZ                    SPONSORED
                           ADR       864686 10 0         703,750          22,320
TAIWAN SEMICONDUCTOR    SPONSORED
                           ADR       874039 10 0       2,343,585         136,493
TELEFONOS de MEXICO     SPONSORED
                           ADR       879403 78 0         231,132           6,600
TEVA PHARMACEUTICAL     SPONSORED
                           ADR       881624 20 9      25,663,656         416,415
UNILEVER PLC            SPONSORED
                           ADR       904767 70 4         795,360          97,000
VIACOM                   CLASS B     925524 30 8       4,157,009          94,156
VODAFONE GROUP          SPONSORED
                           ADR       92857W 10 0      25,507,430         993,280
WELLS FARGO                COM       949746 10 1       3,675,388          84,550
WPP GROUP               SPONSORED
                           ADR       929309 30 0       1,529,143          28,370
WRIGLEY WM. JR. CO.        COM       982526 10 5       7,614,575         148,230

                TOTAL                                336,496,823

                                   Item 6:                  Item 7:             Item 8:
                            Investment Discretion                            Voting Auth.
                            ---------------------                            ------------
                      (a) Sole (b) Shared (c)Shared Other  Managers  (a) Sole (b) Shared (c) None
                      -------- ---------- ---------------  --------  -------- ---------- --------



ALBERTA ENERGY
                          X                                              X
ALLIANZ
AKTIENGESELLSCHAFT        X                                              X
ALLIED CAPITAL CORP       X                                              X
AMERICAN INTERNATIONAL
GROUP                     X                                              X
ANGLO AMERICAN PLC
                          X                                              X
AOL TIME WARNER           X                                              X
ARACRUZ CELULOSE
                          X                                              X
AUTOMATIC DATA PROCESSING X                                              X
BAXTER INTL INC           X                                              X
BERKSHIRE HATHAWAY        X                                              X
BERKSHIRE HATHAWAY        X                                              X
BP PLC
                          X                                              X
CERUS CORP                X                                              X
CHINA MOBILE HONG
KONG LTD                  X                                              X
COLGATE PALMOLIVE CO.     X                                              X
COMPANIA VALE DO RIO
DOCE (CVRD)               X                                              X
COMPANHIA BRASILEIRA
DE DISTRB                 X                                              X
DEUTSCHE TELEKOM
                          X                                              X
ELAN PLC                  X                                              X
EMCORE CORP.              X                                              X
EXXON MOBILE              X                                              X
FLEETBOSTON FINL CORP     X                                              X
GRUPO TELEVISA SA DE
CV                        X                                              X
GULF INDONESIA RESOURCES  X                                              X
HDFC BANK LTD
                          X                                              X
HEWLETT PACKARD CO        X                                              X
HONDA MOTOR
                          X                                              X
HSBC HOLDINGS
                          X                                              X
IMPERIAL OIL LTD ADR      X                                              X
ING GROEP N V
                          X                                              X
INTEL CORP                X                                              X
INTERNATIONAL BUSINESS
MACHS                     X                                              X
ITRON INC.                X                                              X
JAPAN OTC EQUITY FUND     X                                              X
J P MORGAN CHASE & CO.    X                                              X
JOHNSON & JOHNSON         X                                              X
KONINKLIJKE AHOLD
                          X                                              X
KONINKLIJKE PHILIPS
ELECTRONICS               X                                              X
KYOCERA
                          X                                              X
LUXOTTICA GROUP ADR
                          X                                              X
NOVO-NORDISK
                          X                                              X
ORACLE CORP               X                                              X
PEARSON PLC
                          X                                              X
QUINTILES TRANSNATIONAL
CORP.                     X                                              X
RIO TINTO
                          X                                              X
R O C TAIWAN FUND         X                                              X
ROYAL DUTCH PETE
CO ADR                    X                                              X
ROYCE MICRO-CAP TR INC    X                                              X
SAPPI
                          X                                              X
SCHERING PLOUGH CORP      X                                              X
SCHLUMBERGER              X                                              X
SILICONWARE PRECISION
                          X                                              X
SK TELECOM CO
                          X                                              X
SMARTFORCE ADR
                          X                                              X
SONY CORP
                          X                                              X
SUEZ
                          X                                              X
TAIWAN SEMICONDUCTOR
                          X                                              X
TELEFONOS de MEXICO
                          X                                              X
TEVA PHARMACEUTICAL
                          X                                              X
UNILEVER PLC
                          X                                              X
VIACOM                    X                                              X
VODAFONE GROUP
                          X                                              X
WELLS FARGO               X                                              X
WPP GROUP
                          X                                              X
WRIGLEY WM. JR. CO.       X                                              X
